Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Credit exposure	$ 994,544	$ 1,054,714
Major assets [member] | Credit risk [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	11.00%	10.00%
Mortgages [member] | Canada [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	50.00%	50.00%
On-balance sheet [member] | United States [member] | Loans and Acceptances Net of Allowance for Credit Losses [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	15.00%	15.00%
On-balance sheet [member] | Major assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 935,297	$ 895,971
On-balance sheet [member] | Major assets [member] | United States [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	239,201	209,824
On-balance sheet [member] | Major assets [member] | Canada [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	604,145	603,210
On-balance sheet [member] | Major assets [member] | Canadian currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	573,100	572,300
On-balance sheet [member] | Major assets [member] | Foreign currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 362,200	$ 323,700